Financial Investors Trust

1290 Broadway, Suite 1100

Denver, Colorado 80203

March 2, 2016

Ms. Amy Miller

Division of Investment Management

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:

Financial Investors Trust (the “Trust”)

File Nos. 33-72424, 811-8194

Post-Effective Amendment No. 168

Dear Ms. Miller:

Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933, as amended, is certification that the final Prospectus and Statement of Additional Information with respect to the above-referenced Trust, effective February 28, 2016, does not differ from that filed electronically via EDGAR with Post-Effective Amendment No. 168 on February 26, 2016.

Please address any comments on this filing to the undersigned at 720-917-0651.

Sincerely,

/s/ JoEllen L. Legg

JoEllen L. Legg

Secretary

Enclosure

cc:

Peter H. Schwartz, Esq.

Davis Graham & Stubbs LLP